POST-EMPLOYMENT BENEFITS - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ 52	€ 53	€ 49
Past service cost	0	(3)	0
Interest costs (income) on defined benefit obligation	1	3	2
Return on plan assets (greater)/less than discount rate	118	(121)	(183)
Administrative expenses	2	2	2
Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	1,969	1,947
Service cost	52	53
Past service cost	0	(3)
Interest costs (income) on defined benefit obligation	42	43
Plan participants contribution	(47)	(45)
Actuarial loss/(gain) - experience	(5)	5
Actuarial loss/(gain) - demographic assumptions	(35)	0
Actuarial loss/(gain) - financial assumptions	(80)	25
Benefit payments	(110)	(90)
Administrative expenses	2	2
Currency translation adjustment	(10)	(50)
Settlements	0	8
Net benefit obligation (asset)	1,872	1,969	1,947
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	1,898	1,779
Interest costs (income) on defined benefit obligation	(41)	(40)
Return on plan assets (greater)/less than discount rate	(118)	121
Plan participants contribution	47	45
Employer contributions	56	58
Benefit payments	(110)	(90)
Currency translation adjustment	10	48
Settlements	0	(7)
Net benefit obligation (asset)	€ 1,804	€ 1,898	€ 1,779